Schedule of Investments
February 28, 2021 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 96.79%

Agriculture Chemicals - 1.47%
The Mosaic Co.				3,500		102,900

Aircraft Parts & Auxilliary Equipment, Nec - 0.99%
EHang Holdings Ltd. ADR (2)				1,500		69,495

Communications Equipment, Nec - 2.26%
Roku, Inc. (2)				400		158,192

Computer Communications Equipment - 1.20%
Arista Networks, Inc. (2)				300		83,952

Consumer Electronics - 1.42%
Garmin Ltd. (2)				800		99,216

Electrical Industrial Apparatus - 0.69%
Plug Power, Inc. (2)				1,000		48,380

Electronic & Other Electrical Equipment - 2.06%
Peloton Interactive, Inc. (2)				1,200		144,564

Electronic Components & Accessories - 3.02%
Universal Display Corp.				1,000		211,690

Electronic Computers - 1.38%
Apple, Inc.				800		97,008

Fabricated Structural Metal Products - 1.66%
Proto Labs, Inc. (2)				800		116,544

Motor Vehicles & Passenger Car Bodies - 4.90%
ArcLight Clean Transition Corp. (2)				3,500		72,765
Tesla, Inc. (2)				400		270,200

						342,965

Motors & Generators - 1.88%
Generac Holdings, Inc. (2)				400		131,824

Printing Trades Machinery & Equipment - 2.58%
Kornit Digital Ltd. (2)				1,600		181,008

Real Estate Agents & Managers (For Others) - 2.00%
OpenDoor Technologies, Inc. (2)				5,000		140,100

Retail-Auto Dealers & Gasoline Stations - 1.70%
Camping World Holdings, Inc.				3,800		118,940

Retail-Catalog & Mail-Order Houses - 2.21%
Amazon.com, Inc. (2)				50		154,646

Retail-Eating Places - 3.09%
Chipotle Mexican Grill, Inc. (2)				150		216,300

Semiconductors & Related Devices - 21.02%
Advanced Micro Devices, Inc. (2)				3,300		278,883
Amkor Technology Inc.				5,500		131,395
NeoPhotonics Corp. (2)				6,000		57,660
NVIDIA Corp.				700		384,006
NXP Semiconductors N.V.				1,100		200,805
Qorvo, Inc. (2)				800		139,784
Silicon Motion				2,613		155,317
Skyworks Solutions Inc.				700		124,474

						1,472,324

Services-Business Services, Nec - 4.68%
Ebay, Inc.				2,500		141,050
Zillow Group, Inc. Class A (2)				1,100		186,802

						327,852

Services-Computer Programming, Data Processing, Etc. - 2.30%
Trade Desk, Inc. Class A (2)				200		161,078

Services-Equipment Rental & Leasing, Nec - 2.60%
Textainer Group Holdings Ltd. (2)				7,000		182,280

Services-Offices & Clinics Of Doctors Of Medicine - 2.21%
Teladoc Health, Inc. (2)				700		154,763

Services-Prepackaged Software - 15.66%
2U, Inc. (2)				1,500		59,445
CrowdStrike Holdings, Inc. Class A (2)				200		432,000
Elastic N.V. (2)				800		107,512
Microsoft Corp.				600		139,428
MicroStrategy, Inc. (2)				350		262,644
Shopify, Inc. Class A (2)				75		96,073

						1,097,102

Software - Application Software - 1.30%
Agora, Inc. ADR (2)				1,500		91,305

Special Industry Machinery, Nec - 6.72%
ASML Holding N.V. ADR (2)				400		226,836
Desktop Metal, Inc. (2)				6,500		130,390
Lam Research Corp.				200		113,438

						470,664

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 4.15%
Nucor Corp				1,800		107,676
Steel Dynamics, Inc.				2,000		83,160
United States Steel Corp.				6,000		99,660

						290,496

X-Ray Apparatus & Tubes Related Irraddiation Apparatus - 1.63%
Butterfly Network, Inc. (2)				6,000		114,300

Total Common Stock				(Cost $ 5,503,740)		6,779,888

Money Market Registered Investment Companies - 0.72%

Federated Government Obligations Fund Institutional Shares 0.01% (5)				50,395		50,395

Total Money Market Registered Investment Companies				(Cost $ 50,395)		50,395

Total Investments - 97.51%				(Cost $ 5,554,135)		6,830,283

Other Assets less Liabilities - 2.49%						174,214

Total Net Assets - 100.00%						7,004,497

Futures Contracts

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
E-Mini Russell 2000 Index Futures, March 19, 2021 (2)	2	3/19/2021	224,864	219,920		(4,944)

Total Futures Contracts	2		224,864	219,920		(4,944)

				(Cost $ 224,864)		(4,944)

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$6,830,283	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$6,830,283		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.